Federated Hermes High Income Bond Fund II Expense Example - Service Shares [Member] - Federated Hermes High Income Bond Fund II - S	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,386